RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
Equity Accounted Investees

($ millions)	2020	2019
For the years ended December 31:
Services provided	136	82
Services received	14	2
Interest income	14	10
As at December 31:
Advances to related parties(1)	13	131
Trade receivables and other	19	17
Trade payables and accrued liabilities	2	—
(1)    During the year ended December 31, 2020, Pembina advanced U.S. $24 million (2019: U.S. $31 million) to Ruby and $5 million (2019: $17 million), net of repayments, to Fort Corp. In December 31, 2020, Pembina recognized an impairment of U.S. $110 million on its advances to Ruby (Note 13). During the year ended December 31, 2019, Pembina converted $57 million in advances to CKPC into equity contributions.

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2020	2019
Defined benefit plan	Funding	23	20

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2020	2019
Short-term employee benefits	10	10
Share-based compensation and other	10	13
Total compensation of key management	20	23